THE ADVISORS' INNER CIRCLE FUND II

                            FROST GROWTH EQUITY FUND
                        FROST DIVIDEND VALUE EQUITY FUND
                         FROST STRATEGIC BALANCED FUND
                 FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
                          FROST SMALL CAP EQUITY FUND
                        FROST INTERNATIONAL EQUITY FUND
                          FROST LOW DURATION BOND FUND
                          FROST TOTAL RETURN BOND FUND
                           FROST MUNICIPAL BOND FUND
                     FROST LOW DURATION MUNICIPAL BOND FUND
                     FROST KEMPNER TREASURY AND INCOME FUND
                        FROST LKCM MULTI-CAP EQUITY FUND
                           FROST MID CAP EQUITY FUND
                        FROST DIVERSIFIED STRATEGIES FUND
                          FROST NATURAL RESOURCES FUND

                         SUPPLEMENT DATED JUNE 20, 2012
                                     TO THE
  CLASS A AND INSTITUTIONAL CLASS SHARES PROSPECTUSES DATED NOVEMBER 28, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS A AND INSTITUTIONAL CLASS SHARES PROSPECTUSES (THE "PROSPECTUSES") DATED NOVEMBER 28, 2011 AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES.

--------------------------------------------------------------------------------

1. EFFECTIVE JUNE 22, 2012, ALL REFERENCES IN THE PROSPECTUSES TO "THE FROST NATIONAL BANK" ARE HEREBY REPLACED WITH "FROST BANK."

2. THE FOLLOWING REPLACES THE INFORMATION FOR TOM L. STRINGFELLOW UNDER THE HEADING "PORTFOLIO MANAGERS" ON PAGE 5 OF THE CLASS A SHARES PROSPECTUS AND PAGE 5 OF THE INSTITUTIONAL CLASS SHARES PROSPECTUS:

                  Tom L. Stringfellow, CFA, CPA, CFP, President of Frost and Co-Manager, has served on the portfolio team for the Fund since its inception.

3. THE FOLLOWING REPLACES THE INFORMATION FOR JOHN LUTZ UNDER THE HEADING "PORTFOLIO MANAGERS" ON PAGE 5 OF THE CLASS A SHARE PROSPECTUS AND PAGE 5 OF THE INSTITUTIONAL CLASS SHARES PROSPECTUS:

                  John Lutz, CFA, Senior Research Analyst and Senior Fund Manager at Frost, has served on the portfolio team for the Fund since its inception.

4. THE FOLLOWING REPLACES THE INFORMATION FOR THEODORE H. HARPER UNDER THE HEADING "PORTFOLIO MANAGERS" ON PAGE 77 OF THE CLASS A SHARES PROSPECTUS AND PAGE 69 OF THE INSTITUTIONAL CLASS SHARES PROSPECTUS:

                  Theodore H. Harper, Senior Research Analyst and Senior Fund Manager, has managed the Fund since its inception.

5. THE FOLLOWING IS ADDED AS THE LAST PARAGRAPH UNDER THE HEADING "PORTFOLIO MANAGERS" ON PAGES 22 AND 58 OF THE CLASS A SHARES PROSPECTUS AND PAGES 21 AND 56 OF THE INSTITUTIONAL CLASS SHARES
         PROSPECTUS:

                  Andrew Duncan, Vice President and Portfolio Manager, has managed the Fund since May 2012.

6. THE FOLLOWING PARAGRAPH IS ADDED AS THE TENTH PARAGRAPH UNDER THE "SUB-ADVISERS" SECTION ON PAGE 85 OF THE CLASS A SHARES PROSPECTUS AND PAGE 76 OF THE INSTITUTIONAL CLASS SHARES PROSPECTUS:

Andrew Duncan is jointly and primarily responsible for the day-to-day management of the Frost Kempner Multi-Cap Deep Value Equity Fund and the Frost Kempner Treasury and Income Fund. Mr. Duncan is a Vice President and joined KCM in May 2012. He received a BS from West Virginia University in 1995 and a MS from Texas A&M University in 1996. Prior to joining Kempner, Mr. Duncan was employed with American National Insurance Company from May 2006 to May 2012 as Vice President of Equity Investments. He was employed with Securities Management & Research, Inc from January 1997 to May 2006 as a Security Analyst, Portfolio Manager and Senior Securities Analyst, and Vice President, Head of Equity Mutual Funds.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 FIA-SK-016-0100

                       THE ADVISORS' INNER CIRCLE FUND II

                            FROST GROWTH EQUITY FUND
                        FROST DIVIDEND VALUE EQUITY FUND
                         FROST STRATEGIC BALANCED FUND
                 FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
                          FROST SMALL CAP EQUITY FUND
                        FROST INTERNATIONAL EQUITY FUND
                          FROST LOW DURATION BOND FUND
                          FROST TOTAL RETURN BOND FUND
                           FROST MUNICIPAL BOND FUND
                     FROST LOW DURATION MUNICIPAL BOND FUND
                     FROST KEMPNER TREASURY AND INCOME FUND
                        FROST LKCM MULTI-CAP EQUITY FUND
                           FROST MID CAP EQUITY FUND
                         FROST DIVERSIFIED STRATEGIES FUND
                          FROST NATURAL RESOURCES FUND

                         SUPPLEMENT DATED JUNE 20, 2012
                                     TO THE
          STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 28, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION (THE "SAI") DATED NOVEMBER 28, 2011 AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

--------------------------------------------------------------------------------

1. EFFECTIVE JUNE 22, 2012, ALL REFERENCES IN THE SAI TO "THE FROST NATIONAL BANK" ARE HEREBY REPLACED WITH "FROST BANK."

2. ANDREW DUNCAN NOW SERVES AS PORTFOLIO MANAGER OF THE FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND AND THE FROST KEMPNER TREASURY AND INCOME FUND. AS OF MAY 7, 2012, MR. DUNCAN DOES NOT BENEFICIALLY OWN SHARES OF THE FUNDS AND IS NOT RESPONSIBLE FOR THE DAY-TO-DAY MANAGEMENT FOR ANY OTHER ACCOUNTS.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 FIA-SK-015-0100